Fees Summary	Nov. 01, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,545,000
Previously Paid Amount	0.00
Total Fee Amount	1,308.24
Total Offset Amount	0.00
Net Fee	1,308.24
Narrative - Max Aggregate Offering Price	$ 8,545,000
Final Prospectus	true